Fees Summary	Jun. 12, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 850,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	130,135.00
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 130,135.00
Narrative - Max Aggregate Offering Price	$ 850,000,000.00
Narrative - Max Aggregate Offering Amount | shares	85,000,000
Final Prospectus	true